Long-term Debt - Information Per Loan 3 (Details)	1 Months Ended		2 Months Ended		3 Months Ended	4 Months Ended	5 Months Ended	6 Months Ended		7 Months Ended		10 Months Ended	11 Months Ended	12 Months Ended
	Jan. 31, 2015 USD ($)	Jan. 21, 2015 USD ($)	Feb. 29, 2016 USD ($)	Feb. 28, 2015 USD ($)	Apr. 02, 2015 USD ($)	Apr. 30, 2015 USD ($)	May. 27, 2015 USD ($)	Jul. 15, 2015 USD ($)	Jul. 11, 2014	Aug. 07, 2015 USD ($)	Jul. 22, 2015 USD ($)	Oct. 31, 2014 USD ($)	Dec. 10, 2014 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 30, 2014 USD ($)	Dec. 23, 2014 USD ($)	Sep. 30, 2015 USD ($)	Jun. 30, 2015 USD ($)	Mar. 31, 2015 USD ($)	Aug. 19, 2014
NIBC $32,000 Facility
Long-term debt [Line Items]
Initiation date														Nov. 07, 2014
Maximum borrowing capacity														$ 32,000,000
Expiration date														Nov. 30, 2020
Vessels provided as collateral														The NIBC $32,000 Facility is secured by a first priority cross collateralized mortgage over the Star Acquarius and Star Pisces vessels and general and specific assignments
Number of loan tranches														2
Number of vessels financed														2
BNP $32,480 Facility
Long-term debt [Line Items]
Initiation date														Dec. 03, 2014
Amount drawn down															$ 32,480,000
Maximum borrowing capacity														$ 32,500,000
Expiration date														Dec. 31, 2019
Number of installments														20
Frequency of payments														quarterly
Repayment installment														$ 537,200
Balloon installment														$ 21,737,000
Vessels provided as collateral														The BNP $32,480 Facility is secured by a first priority mortgage over the Indomitable vessel
Excel Vessel Bridge Facility
Long-term debt [Line Items]
Initiation date														Aug. 19, 2014
Amount drawn down															195,914,000
Maximum borrowing capacity														$ 231,000,000
Expiration date														Jan. 29, 2015
Prepayment amount															139,753,000			$ 6,000,000	$ 6,000,000	$ 6,000,000
DVB $24,750 Facility
Long-term debt [Line Items]
Initiation date														Oct. 30, 2014
Amount drawn down												$ 24,750,000
Expiration date														Oct. 31, 2020
Number of installments														24
Frequency of payments														quarterly
Balloon installment														$ 12,150,000
Vessels provided as collateral														The DVB $24,750 Facility is secured by a first priority pledge of the membership interests of the Christine Shipco LLC and general and specific assignments
Number of vessels financed														1
Excel Vessel CiT Facility
Long-term debt [Line Items]
Initiation date														Dec. 09, 2014
Amount drawn down													$ 30,000,000
Maximum borrowing capacity														$ 30,000,000
Date of first required payment														Mar. 31, 2015
Expiration date														Jun. 10, 2015
Frequency of payments														quarterly
Repayment installment														$ 500,000
Vessels provided as collateral														The Excel Vessel CiT Facility is secured on a first-priority basis by 11 Excel Vessels, which consist of nine Panamax and two Handymax vessels
Number of vessels financed														11
Sinosure Facility
Long-term debt [Line Items]
Initiation date														Feb. 11, 2015
Maximum borrowing capacity														$ 156,453,000
Repayment period														12 years
Number of installments														48
Frequency of payments														quarterly
Vessels provided as collateral														The Sinosure Facility is secured by first priority cross collateralized mortgage over the Honey Badger (ex-HN NE 164), Wolverine (ex-HN NE 165), Star Antares (ex-HN NE 196), Star Lutas (ex-HN NE 197), HN 1080 (tbn Kennadi), HN 1081 (tbn Mackenzie), HN 1082 (tbn Night Owl), HN 1083 (tbn Early Bird) vessels and general and specific assignments
Number of loan tranches														8
Number of vessels financed														8
Citi Facility
Long-term debt [Line Items]
Initiation date														Dec. 22, 2014
Maximum borrowing capacity														$ 100,000,000
Date of first required payment														Mar. 30, 2015
Expiration date														Dec. 31, 2019
Number of installments														20
Frequency of payments														quarterly
Repayment installment														$ 3,388,000
Balloon installment														$ 26,349,000
Vessels provided as collateral														The Citi Facility is secured by a first priority mortgage over the Star Pauline (ex-Sandra), Star Despoina (ex-Lowlands Beilun), Star Angie, Star Sophia, Star Georgia, Star Kamila and Star Nina vessels and general and specific assignments
Number of vessels financed														7
Heron Vessels Facility
Long-term debt [Line Items]
Initiation date														Nov. 30, 2014
Amount drawn down															$ 25,311,000
Maximum borrowing capacity														$ 25,311,000
Date of first required payment														Dec. 31, 2014
Expiration date														Jun. 30, 2019
Number of installments														19
Frequency of payments														quarterly
Repayment installment														$ 744,400
Vessels provided as collateral														The facility is secured by a first priority mortgage over the Star Gwyneth Star Angelina and Star Aline vessels and general and specific assignments
Number of vessels financed														2
DNB $120,000 Facility
Long-term debt [Line Items]
Initiation date														Dec. 29, 2014
Amount drawn down	$ 9,515,000			$ 9,507,000		$ 7,769,000										$ 88,275,000
Maximum borrowing capacity														$ 120,000,000
Date of first required payment														Mar. 31, 2015
Expiration date														Dec. 31, 2019
Number of installments														20
Frequency of payments														quarterly
Repayment installment														$ 4,374,000
Balloon installment														$ 29,160,000
Vessels provided as collateral														The DNB $120,000 Facility is secured by a first priority mortgage over the Star Nasia, Star Monisha, Star Eleonora, Star Danai, Star Renee, Star Markella, Star Laura, Star Moira, Star Jennifer, Star Mariella, Star Helena and Star Maria vessels and general and specific assignments
Number of vessels financed														12
DVB $31,000 Facility
Long-term debt [Line Items]
Initiation date														May 21, 2015
Amount drawn down							$ 28,680,000
Maximum borrowing capacity														$ 31,000,000
Expiration date														Mar. 31, 2016
Number of installments														24
Frequency of payments														quarterly
Repayment installment														$ 476,500
Balloon installment														$ 17,245,000
Vessels provided as collateral														The DVB $31,000 Facility is secured by a first priority mortgage over the Deep Blue (ex-HN 5017) vessel and general and specific assignments
BNP $39,500 Facility
Long-term debt [Line Items]
Initiation date														Mar. 13, 2015
Maximum borrowing capacity														$ 39,500,000
Number of vessels financed														2
DNB-SEB-CEXIM $227,500 Facility
Long-term debt [Line Items]
Initiation date														Mar. 31, 2015
Maximum borrowing capacity														$ 227,500,000
Number of installments														24
Frequency of payments														quarterly
Vessels provided as collateral														The DNB-SEB-CEXIM $227,500 Facility is secured by a first priority cross-collateralized mortgage over the Gargantua (ex-HN166), Goliath (ex-HN167), Maharaj (ex-HN184), HN1338 (tbn Star Aries), HN1339 (tbn Star Taurus), HN1342 (tbn Star Gemini) and HN198 (tbn Star Poseidon) vessels and general and specific assignments
Number of loan tranches														7
Tranche A | NIBC $32,000 Facility
Long-term debt [Line Items]
Amount drawn down											$ 15,237,000
Maximum borrowing capacity														$ 16,000,000
Frequency of payments														quarterly
Repayment installment														$ 255,000
Balloon installment														9,633,000
Tranche A | Citi Facility
Long-term debt [Line Items]
Amount drawn down																	$ 51,477,500
Tranche A | DNB-SEB-CEXIM $227,500 Facility
Long-term debt [Line Items]
Amount drawn down					$ 32,400,000
Tranche B | NIBC $32,000 Facility
Long-term debt [Line Items]
Amount drawn down										$ 15,237,000
Maximum borrowing capacity														$ 16,000,000
Frequency of payments														quarterly
Repayment installment														$ 255,000
Balloon installment														$ 9,888,000
Tranche B | Citi Facility
Long-term debt [Line Items]
Amount drawn down		$ 42,627,500
Tranche B | DNB-SEB-CEXIM $227,500 Facility
Long-term debt [Line Items]
Amount drawn down								$ 30,300,000
Tranche C | DNB-SEB-CEXIM $227,500 Facility
Long-term debt [Line Items]
Amount drawn down								$ 30,300,000
First four installments | DVB $24,750 Facility
Long-term debt [Line Items]
Number of installments														4
Repayment installment														$ 900,000
Last twenty installments | DVB $24,750 Facility
Long-term debt [Line Items]
Number of installments														20
Repayment installment														$ 450,000
Minimum | DNB-SEB-CEXIM $227,500 Facility
Long-term debt [Line Items]
Repayment installment														367,000
Balloon installment														14,587,000
Maximum | DNB-SEB-CEXIM $227,500 Facility
Long-term debt [Line Items]
Repayment installment														508,400
Balloon installment														$ 20,198,000
Subsequent Event | Tranche D | DNB-SEB-CEXIM $227,500 Facility
Long-term debt [Line Items]
Amount drawn down			$ 23,400,000
Christine Shipco LLC | DVB $24,750 Facility
Long-term debt [Line Items]
Percentage of equity interest acquired									100.00%
Excel Vessels
Long-term debt [Line Items]
Number of vessels acquired																					34